SCHEDULE OF OTHER LEASE INFORMATION (Details)	Dec. 31, 2024	Dec. 31, 2023
Leases
Weighted average remaining lease term, operating leases	9 months 15 days	21 months 15 days
Weighted average discount rate, operating leases	5.88%	5.88%